Commitments and Contingencies (Details Narrative) $ in Thousands	6 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Gains on litigation settlements					$ 1,203	$ 4,852	$ 2,536
Vitol S.A. [member]
Disclosure of transactions between related parties [line items]
Provision Of Guarantees Or Collateral By Entity Related Party Transactions					12,000
Free Zone Of Nueva Palmira [member] | Edolmix S.A. [member]
Disclosure of transactions between related parties [line items]
Provision Of Guarantees Or Collateral By Entity Related Party Transactions					847
Free Zone Of Nueva Palmira [member] | Energas Renovables Del Sur S A [Member]
Disclosure of transactions between related parties [line items]
Provision Of Guarantees Or Collateral By Entity Related Party Transactions					$ 519
Settlement regarding a storage and transshipment contract in the grain port terminal [member]
Disclosure of transactions between related parties [line items]
Installment				$ 4,140
Number of installments				3
Gains on litigation settlements						$ 4,102
Settlement regarding a storage and transshipment contract in the grain port terminal [member] | Installment A [member]
Disclosure of transactions between related parties [line items]
Installment			$ 1,380
Settlement regarding a storage and transshipment contract in the grain port terminal [member] | Installment B [member]
Disclosure of transactions between related parties [line items]
Installment		$ 1,380
Settlement regarding a storage and transshipment contract in the grain port terminal [member] | Installment C [member]
Disclosure of transactions between related parties [line items]
Installment	$ 1,380